SEGMENT INFORMATION - Detail of Total Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Other revenue from tenants	$ 946	$ 997	$ 1,106
Investment and other revenue	864	494	603
Revenue	7,100	6,593	8,203
Operating segments
Disclosure of operating segments [line items]
Lease revenue	4,219	4,400	4,585
Other revenue from tenants	944	997	1,106
Hospitality revenue	1,073	702	1,909
Investment and other revenue	864	494	603
Revenue	7,100	6,593	8,203
Core Office | Operating segments
Disclosure of operating segments [line items]
Lease revenue	1,467	1,429	1,426
Other revenue from tenants	442	446	477
Hospitality revenue	9	6	12
Investment and other revenue	280	168	234
Revenue	2,198	2,049	2,149
Dubai | Operating segments
Disclosure of operating segments [line items]
Lease revenue	1,113	1,166	1,082
Other revenue from tenants	259	284	312
Hospitality revenue	0	0	0
Investment and other revenue	138	162	195
Revenue	1,510	1,612	1,589
LP Investments | Operating segments
Disclosure of operating segments [line items]
Lease revenue	1,639	1,805	2,077
Other revenue from tenants	243	267	317
Hospitality revenue	1,064	696	1,897
Investment and other revenue	441	152	161
Revenue	3,387	2,920	4,452
Corporate | Operating segments
Disclosure of operating segments [line items]
Lease revenue	0	0	0
Other revenue from tenants	0	0	0
Hospitality revenue	0	0	0
Investment and other revenue	5	12	13
Revenue	$ 5	$ 12	$ 13